CONCENTRATION OF CUSTOMERS	12 Months Ended
Dec. 31, 2017
CONCENTRATION OF CUSTOMERS [abstract]
Disclosure of concentration of customers

33.      CONCENTRATION OF CUSTOMERS

A substantial portion of the Group's oil and gas commodities sales to third-party customers is made to a small number of customers on credit. Details of the gross sales to these top five third party customers are as follows:

	2015	2016	2017
China Petroleum & Chemical Corporation*	14,692	9,659	15,488
PetroChina Company Limited*	5,502	6,923	11,957
BP p.l.c.	3,093	2,843	3,108
Phillips 66	N/A	N/A	2,631
Royal Dutch Shell PLC	6,917	3,661	2,627
EOG Resources, Inc.	3,746	2,660	N/A

* These transactions are with other state-owned enterprises.